EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to ordinary shares – basic and diluted	$ 12,614	$ 114,963	$ 97,479
Denominator:
Number of ordinary shares outstanding during the year	47,281,588	47,128,232	44,871,149
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,274,189	2,945,753	3,200,489
Diluted number of ordinary shares outstanding	49,555,777	50,073,985	48,071,638
Basic net earnings per ordinary share	$ 0.27	$ 2.44	$ 2.17
Diluted net earnings per ordinary share	$ 0.25	$ 2.3	$ 2.03
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	958,583	0	456,696